Condensed financial information of the parent company - Statement of changes in equity (Details) - EUR (€) € in Millions		5 Months Ended	12 Months Ended
		Oct. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Balance start of period			€ 57,004	€ 52,802	€ 52,640
Realised and unrealised revaluations of equity securities			(30)	(126)	96
Realised gains/losses transferred to the statement of profit or loss			9	(26)	(42)
Changes in cash flow hedge reserve			1,138	(3,158)	(1,955)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			(39)	165	37
Realised and unrealised revaluations property in own use			10	15	(2)
Remeasurement of the net defined benefit asset/liability			(85)	(19)	95
Exchange rate differences and other	[1]		(85)	436	143
Total amount recognised directly in other comprehensive income net of tax			985	(3,147)	(1,817)
Total comprehensive income			5,360	9,081	4,262
Dividends and other distributions		€ (1,500)	(2,668)	(2,178)	(1,288)
Share buyback		€ (1,566)	(4,000)	(1,582)	(1,744)
Changes in treasury shares			(8)	4	(4)
Employee share plans			(7)	27	29
Balance end of period			55,628	57,004	52,802
Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period			(2,192)	(540)	2,342
Realised and unrealised revaluations of equity securities			(34)	(95)	101
Realised gains/losses transferred to the statement of profit or loss			9	(25)	(40)
Changes in cash flow hedge reserve			997	(2,901)	(1,603)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			(39)	150	37
Realised and unrealised revaluations property in own use			2	(12)	(13)
Remeasurement of the net defined benefit asset/liability			(85)	(19)	95
Exchange rate differences and other			(132)	442	153
Total amount recognised directly in other comprehensive income net of tax			(123)	(2,847)	(1,465)
Total comprehensive income			213	(2,686)	(1,274)
Share buyback			(781)	403	(1,604)
Changes in treasury shares			(8)	4	(4)
Balance end of period			(2,767)	(2,192)	(540)
Unappropriated results
Condensed Financial Statements, Captions [Line Items]
Balance start of period			41,538	35,462	32,149
Realised and unrealised revaluations of equity securities			(1)	(23)	(6)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			0	15
Realised and unrealised revaluations property in own use			8	26	11
Total amount recognised directly in other comprehensive income net of tax			899	(8)	23
Total comprehensive income			4,703	11,957	5,782
Share buyback			(3,217)	(1,983)	(140)
Employee share plans			(7)	15	12
Balance end of period			40,299	41,538	35,462
Parent company
Condensed Financial Statements, Captions [Line Items]
Balance start of period			56,500	52,066	51,619
Realised and unrealised revaluations of equity securities			(35)	(118)	94
Unrealised revaluations debt instruments and other revaluations			53	(413)	(173)
Realised gains/losses transferred to the statement of profit or loss			9	(24)	(40)
Changes in cash flow hedge reserve			997	(2,901)	(1,603)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			(39)	165	37
Realised and unrealised revaluations property in own use			10	(5)	(2)
Remeasurement of the net defined benefit asset/liability			(85)	(19)	95
Exchange rate differences and other			(132)	1,088	150
Total amount recognised directly in other comprehensive income net of tax			776	(2,228)	(1,442)
Net result			4,140	12,126	5,951
Total comprehensive income			4,916	9,898	4,509
Transfer from Unappropriated result
Dividends and other distributions			(2,668)	(3,349)	(2,342)
Share buyback			(4,000)	(1,582)	(1,744)
Changes in treasury shares			(8)	4	(4)
Employee share plans			(7)	27	29
Changes in the composition of the group and other changes			(50)	(564)
Balance end of period			54,684	56,500	52,066
Parent company | Share capital
Condensed Financial Statements, Captions [Line Items]
Balance start of period			37	39	39
Share buyback			(2)	(2)
Balance end of period			35	37	39
Parent company | Share premium
Condensed Financial Statements, Captions [Line Items]
Balance start of period			17,116	17,105	17,089
Employee share plans				12	16
Balance end of period			17,116	17,116	17,105
Parent company | Legal and statutory reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period			(986)	1,073	2,347
Realised and unrealised revaluations of equity securities			(34)	(95)	101
Unrealised revaluations debt instruments and other revaluations			53	(413)	(173)
Realised gains/losses transferred to the statement of profit or loss			9	(24)	(40)
Changes in cash flow hedge reserve			997	(2,901)	(1,603)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			(39)	150	37
Realised and unrealised revaluations property in own use			2	(32)	(13)
Remeasurement of the net defined benefit asset/liability			(85)	(19)	95
Exchange rate differences and other			(132)	1,115	132
Total amount recognised directly in other comprehensive income net of tax			770	(2,220)	(1,465)
Net result			336	161	191
Total comprehensive income			1,106	(2,059)	(1,274)
Changes in the composition of the group and other changes			(892)
Balance end of period			(773)	(986)	1,073
Parent company | Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period			29,002	28,909	29,988
Realised and unrealised revaluations of equity securities			(1)	(23)	(6)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss				15
Realised and unrealised revaluations property in own use			8	26	11
Exchange rate differences and other				(26)	18
Total amount recognised directly in other comprehensive income net of tax			7	(8)	23
Total comprehensive income			7	(8)	23
Transfer from Unappropriated result			9,923	4,940	2,156
Dividends and other distributions				(2,715)	(1,522)
Share buyback			(3,998)	(1,580)	(1,744)
Changes in treasury shares			(8)	4	(4)
Employee share plans			(7)	15	12
Changes in the composition of the group and other changes			842	(564)
Balance end of period			35,761	29,002	28,909
Parent company | Unappropriated results
Condensed Financial Statements, Captions [Line Items]
Balance start of period			11,331	4,940	2,156
Net result			3,804	11,965	5,760
Total comprehensive income			3,804	11,965	5,760
Transfer from Unappropriated result			(9,923)	(4,940)	(2,156)
Dividends and other distributions			(2,668)	(634)	(820)
Balance end of period			€ 2,544	€ 11,331	€ 4,940

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.